Intangible assets - Summary of exploration and evaluation expenditure (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [Line Items]
Proceeds from disposal of exploration and evaluation assets	$ 7	$ 1	$ 10
Net expenditure in the year (net of cash proceeds of US$7 million (2020: US$1 million; 2019: US$10 million) on disposal of undeveloped projects)	(852)	(711)	(671)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	23	0	0
Amount capitalised during the year	110	87	57
Net charge for the year	(719)	(624)	(614)
Reconciliation to income statement:
Exploration and evaluation costs	(726)	(625)	(624)
Profit relating to interests in undeveloped projects	7	1	10
Net charge for the year	$ (719)	$ (624)	$ (614)